Bank and Other Borrowing (Details)			6 Months Ended			12 Months Ended
	Sep. 15, 2025 HKD ($)	Mar. 16, 2023 HKD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 15, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 16, 2023 USD ($)
Bank Borrowing [Line Items]
Non-revolving term loan			$ 10,797,780			$ 8,130,873	$ 9,000,000		$ 1,387,729		$ 1,045,113
Interest expenses			$ 133,520	$ 17,160	$ 160,129	$ 294,462	$ 319,692	$ 37,872
Ctrl Media [Member]
Bank Borrowing [Line Items]
Non-revolving term loan		$ 9,000,000										$ 1,100,000
Debt instrument term		10 years
Bank Borrowings [Member]
Bank Borrowing [Line Items]
Weighted average annual interest rate			5.00%		3.625%	3.45%	3.60%		5.00%		3.45%
Goldcrest Capital Limited [Member]
Bank Borrowing [Line Items]
Granted loan			$ 2,500,000						$ 350,000	$ 2,000,000
Annual interest rate	12.00%
Ctrl Solution [Member]
Bank Borrowing [Line Items]
Granted loan	$ 3,100,000									$ 400,000
Maximum [Member] | Ctrl Media [Member]
Bank Borrowing [Line Items]
Weighted average annual interest rate		3.40%										3.40%
Minimum [Member] | Ctrl Media [Member]
Bank Borrowing [Line Items]
Weighted average annual interest rate		2.50%										2.50%